Schedule of changes in investments in subsidiaries jointly controlled entities and affiliates (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 5,385	R$ 5,378	R$ 5,235
Gain (loss) by equity method (Income statement)	182	357	125
Dividends	(654)	(399)	(284)
Ending balance	4,923	5,385	5,378
Other	(6)	13	1
Additions / acquisitions	56	119	33
Losses on investments	(40)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		37	268
Disposals		(120)
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Beginning balance	53	54	49
Gain (loss) by equity method (Income statement)	14	9	11
Dividends	(8)	(10)	(6)
Ending balance	59	53	54
Guanhaes Energia [member]
IfrsStatementLineItems [Line Items]
Beginning balance	131	131
Gain (loss) by equity method (Income statement)	(6)
Ending balance	125	131	131
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)			131
Hidreletrica Pipoca [member]
IfrsStatementLineItems [Line Items]
Beginning balance	36	31	31
Gain (loss) by equity method (Income statement)	11	11	4
Dividends		(6)	(4)
Ending balance	47	36	31
Madeira Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	209
Gain (loss) by equity method (Income statement)	(209)
Ending balance		209
F I P Melbournes [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	158
Gain (loss) by equity method (Income statement)	(158)
Ending balance		158
Lightger [member]
IfrsStatementLineItems [Line Items]
Beginning balance	131	128
Gain (loss) by equity method (Income statement)	5	10
Dividends	(12)	(7)
Ending balance	124	131	128
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)			128
Baguari Energia [member]
IfrsStatementLineItems [Line Items]
Beginning balance	159	157	162
Gain (loss) by equity method (Income statement)	31	23	22
Dividends	(22)	(21)	(27)
Ending balance	168	159	157
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	965	1,028	1,013
Gain (loss) by equity method (Income statement)	(32)	(63)	15
Ending balance	933	965	1,028
Additions / acquisitions	2
Alianca norte [member]
IfrsStatementLineItems [Line Items]
Beginning balance	631	671	664
Gain (loss) by equity method (Income statement)	(22)	(40)	6
Ending balance	609	631	671
Additions / acquisitions			1
Ativas data center [member]
IfrsStatementLineItems [Line Items]
Beginning balance	17	16	16
Gain (loss) by equity method (Income statement)	(1)	1
Ending balance	16	17	16
Taesa [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,467	1,213	1,143
Gain (loss) by equity method (Income statement)	481	494	210
Dividends	(368)	(240)	(141)
Ending balance	1,580	1,467	1,213
Other			1
Alianca geracao [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,167	1,192	1,217
Gain (loss) by equity method (Income statement)	199	89	78
Dividends	(225)	(114)	(103)
Ending balance	1,141	1,167	1,192
Retiro baixo [member]
IfrsStatementLineItems [Line Items]
Beginning balance	195	180	171
Gain (loss) by equity method (Income statement)	13	15	12
Dividends	(7)		(3)
Ending balance	201	195	180
UFV Janauba Geracao de Energia Eletrica Distribuida [member]
IfrsStatementLineItems [Line Items]
Beginning balance	10	10	9
Gain (loss) by equity method (Income statement)	1	1	1
Dividends	(2)	(1)
Ending balance	3	10	10
Other	(6)
U F V Corinto Geracao De Energia Eletrica Distriiuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	10
Gain (loss) by equity method (Income statement)		1
Dividends	(1)
Ending balance	9	10
Additions / acquisitions		9
U F V Manga Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	11
Gain (loss) by equity method (Income statement)	2	1
Dividends	(2)
Ending balance	11	11
Additions / acquisitions		10
U F V Bonfinopolis I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6
Ending balance	6	6
Additions / acquisitions		6
U F V Lagoa Grande Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	15
Gain (loss) by equity method (Income statement)	2	3
Dividends	(2)
Ending balance	15	15
Additions / acquisitions		12
U F V Lontra Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	17
Gain (loss) by equity method (Income statement)	1	3
Ending balance	18	17
Additions / acquisitions		14
U F V Mato Verde Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6
Gain (loss) by equity method (Income statement)	1
Dividends	(1)
Ending balance	6	6
U F V Mirabela Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4
Gain (loss) by equity method (Income statement)	1
Dividends	(1)
Ending balance	4	4
Other		(1)
Additions / acquisitions		5
U F V Porteirinha I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6
Dividends	(1)
Ending balance	5	6
Additions / acquisitions		6
U F V Porteirinha I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	7
Gain (loss) by equity method (Income statement)	1	1
Dividends	(1)
Ending balance	7	7
Additions / acquisitions		6
U F V Brasilandia Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Gain (loss) by equity method (Income statement)	4
Dividends	(1)
Ending balance	15
Additions / acquisitions	12
Axxiom Solucoes Tecnologicas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4	13
Gain (loss) by equity method (Income statement)	(2)	(9)
Ending balance	4	4	13
Additions / acquisitions			9
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)			4
Investments Property [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,415	5,400	5,235
Gain (loss) by equity method (Income statement)	337	366	125
Dividends	(654)	(399)	(284)
Ending balance	5,106	5,415	5,400
Other	(6)	13	23
Additions / acquisitions	14	118	33
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		37	268
Disposals		(120)
Itaocara Provision For Losses [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(30)	(22)
Gain (loss) by equity method (Income statement)	7
Ending balance	(21)	(30)	(22)
Other			(22)
Additions / acquisitions	42
Losses on investments	(40)
Madeira energia [member]
IfrsStatementLineItems [Line Items]
Beginning balance	209	167	270
Gain (loss) by equity method (Income statement)	(162)	42	(103)
Ending balance	(162)	209	167
Companhia De Transmissao Centroeste De Minas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		24	20
Gain (loss) by equity method (Income statement)			4
Dividends
Ending balance			24
Other		14
Additions / acquisitions		45
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		37
Disposals		(120)
Fip melbourne [member]
IfrsStatementLineItems [Line Items]
Beginning balance	158	385	470
Gain (loss) by equity method (Income statement)		(227)	(85)
Ending balance		158	385
U F V Mato Verde Geracao De Energia Eletrica Distribuida Membe [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6
Gain (loss) by equity method (Income statement)		1
Ending balance		6
Additions / acquisitions		5
Usina Hidreletrica Itaocara S A [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (30)	(22)
Gain (loss) by equity method (Income statement)		(9)	(50)
Ending balance		(30)	(22)
Other			22
Additions / acquisitions		R$ 1	23
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)			R$ 5